Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring
13. Restructuring
In 2023, restructuring charges primarily relate to activities focused on aligning the Company’s operations with its key growth priorities. Restructuring charges in 2022 relate to the consolidation of our streaming fitness and nutrition offerings into a single Beachbody platform. The Company recognized restructuring costs of $1.3 million and $6.6 million during the three and nine months ended September 30, 2023, respectively, comprised primarily of termination benefits related to headcount reductions, of which $1.3 million is included in accrued expenses in the unaudited condensed consolidated balance sheets at September 30, 2023 which are expected to be completed by December 31, 2023. The Company recognized restructuring costs of $1.5 million and $10.0 million during the three and nine months ended September 30, 2022, respectively, comprised primarily of termination benefits related to headcount reductions. In accordance with GAAP, employee termination benefits were recognized at the date employees were notified and post-employment benefits were accrued as the obligation was probable and estimable. Benefits for employees who provided service greater than 60 days from the date of notification were recognized ratably over the service period.
The following table summarizes activity in the Company’s restructuring-related liability during the three months ended September 30, 2023 and 2022, respectively (in thousands):

	Balance at June 30, 2023	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2023
Employee-related costs	$256	$1,270	$(215)	$1,311

Total costs	$256	$1,270	$(215)	$1,311

	Balance at June 30, 2022	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2022
Employee-related costs	$1,320	$1,492	$(879)	$1,933

Total costs	$1,320	$1,492	$(879)	$1,933

The following table summarizes the activity in the Company’s restructuring related liability during the nine months ended September 30, 2023 and 2022, respectively (in thousands):

	Balance at December 31, 2022	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2023
Employee-related costs	$469	$6,550	$(5,708)	$1,311

Total costs	$469	$6,550	$(5,708)	$1,311

	Balance at December 31, 2021	Restructuring Charges	Payments / Utilizations	Liability at September 30, 2022
Employee-related costs	$—	$10,047	$(8,114)	$1,933

Total costs	$—	$10,047	$(8,114)	$1,933

During the nine months ended September 30, 2022, the Company determined that the useful life of certain computer software and web development assets and content assets would end upon the completion of its platform consolidation. The Company accelerated depreciation of these computer software and web development assets and recorded no accelerated depreciation and $3.4 million of additional depreciation expense as a component of digital cost of revenue and nutrition and other cost of revenue during the three and nine months ended September 30, 2022, respectively. The Company also accelerated amortization of these content assets and recorded $0.1 million and $2.7 million of additional amortization as a component of digital cost of revenue during the three and nine months ended September 30, 2022, respectively.

Note 15. Restructuring
Restructuring charges relate primarily to the Company’s 2022 strategic alignment initiative to consolidate its streaming fitness and nutrition offerings into a single Beachbody platform. The Company recognized restructuring costs of $10.0 million during the year ended December 31, 2022 comprised primarily of termination benefits related to headcount reductions, of which $0.5 million is included in accrued expenses in the consolidated balance sheets. In accordance with GAAP, employee termination benefits were recognized at the date employees were notified and post-employment benefits were accrued as the obligation was probable and estimable. Benefits for employees who provided service greater than 60 days from the date of notification were recognized ratably over the service period.
The following table summarizes activity in the Company’s restructuring-related liability during the year ended December 31, 2022 (in thousands):

	Liability at December 31, 2021	Restructuring Charges	Payments / Utilizations	Liability at December 31, 2022
Employee-related costs	$—	$10,047	$(9,578)	$469

Total costs	$—	$10,047	$(9,578)	$469

During the year ended December 31, 2022, the Company determined that the useful life of certain computer software, web development, and content assets would end upon the completion of its platform consolidation. The
Company accelerated depreciation of these computer software and web development assets and recorded $3.4 million, or $0.01 per share, of additional depreciation expense as a component of digital cost of revenue and nutrition and other cost of revenue during the year ended December 31, 2022. The Company also accelerated amortization of these content assets and recorded $2.7 million, or $0.01 per share, of additional amortization as a component of digital cost of revenue during the year ended December 31,
2022
.